Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Cash flows from operating activities:
Net income	$ 180,512	$ 149,966
Adjustments to reconcile net income to net cash provided by operating activities:
Loss on disposal of property, plant and equipment	29	2
Depreciation expense	22,916	23,779
Amortization of operating right-of-use assets	15,046
Amortization of intangibles	7,769	10,165
Amortization of government grants	(22)	(24)
Interest on short term investments	(538)	(712)
Interest on non-current operating lease liability	1,506
Gain on re-measurement of financial assets	(500)	0
Stock compensation expense	12,834	16,430
Amortization of interest rate hedge	(464)	(463)
Amortization of financing costs	255	530
Deferred taxes	2,465	(2,745)
Changes in assets and liabilities:
Increase in accounts receivable	(9,285)	(26,685)
Increase in unbilled revenue	(124,158)	(51,052)
Decrease/(increase) in other receivables	1,666	(5,082)
(Increase)/decrease in prepayments and other current assets	(2,946)	(7,223)
Increase in other non-current assets	(1,925)	(338)
Increase in payments on account	42,263	2,616
Decrease in other current liabilities	(10,581)	(21,547)
Decrease in operating lease liabilities	(16,724)
Increase/(decrease) in other non-current liabilities	147	(1,083)
Decrease in income taxes payable	(3,191)	(3,622)
Increase/(decrease) in accounts payable	295	(3,241)
Net cash provided by operating activities	117,369	79,671
Cash flows from investing activities:
Purchase of property, plant and equipment	(18,217)	(17,219)
Purchase of subsidiary undertakings	(81,631)	(1,645)
Cash acquired with subsidiary undertaking	8,405	0
Purchase of available for sale investments	(9,105)	(55,608)
Sale of available for sale investments	9,061	49,708
Purchase of investments in equity - long term	(3,305)	0
Net cash used in investing activities	(94,792)	(24,764)
Cash flows from financing activities:
Financing costs	0	(823)
Proceeds from exercise of equity compensation	17,054	10,334
Share issue costs	(6)	(9)
Repurchase of ordinary shares	(65,100)	(54,172)
Share repurchase costs	(52)	(44)
Net cash used in financing activities	(48,104)	(44,714)
Effect of exchange rate movements on cash	(116)	(3,833)
Net (decrease)/increase in cash and cash equivalents	(25,643)	6,360
Cash and cash equivalents at beginning of period	395,851	282,859
Cash and cash equivalents at end of period	$ 370,208	$ 289,219